Shareholder Report, Holdings (Details)	Oct. 31, 2024
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 08/15/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 08/15/2031 1.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 11/15/2032 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 02/15/2032 1.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 08/15/2032 2.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury 05/15/2032 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 08/15/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 08/15/2031 1.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 11/15/2032 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 02/15/2032 1.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 08/15/2032 2.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury 05/15/2032 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 08/15/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 08/15/2031 1.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 11/15/2032 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 02/15/2032 1.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 08/15/2032 2.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury 05/15/2032 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 02/15/2034 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 11/15/2033 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 08/15/2033 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 08/15/2031 1.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 08/15/2034 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 11/15/2032 4.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 02/15/2032 1.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 08/15/2032 2.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury 05/15/2032 2.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Columbia U.S. Treasury Index Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%